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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                   Form 13F

                             FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2005

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                              Greywolf Advisors LLC
                         4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                            Form 13F File Number: 28-

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Jonathan Savitz
                           Senior Managing Member
                                (914) 251-8200



                               /s/ Jonathan Savitz
                            ------------------------
                               Purchase, New York
                                February 14, 2006




                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:
                        Greywolf Capital Management LP
                           Form 13F File Number 28-